BUSINESS COMBINATION (Details 3) - Metalgrafica Lguacu S. A [Member] R$ in Thousands	Dec. 31, 2022 BRL (R$)
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Current Assets	R$ 23,924
Cash and cash equivalents	569
Trade receivables	7,249
Inventories	4,435
Other assets	713
Recoverable taxes and contributions	10,958
Non-current Assets	58,408
Recoverable taxes and contributions	38,649
Other assets	1,856
Investments	10
Property, plant and equipment	17,750
Intangibles	143
Total assets acquired	82,332
Current Liabilities	134,464
Borrowings and financing	89,852
Trade payables	17,114
Labor obligations	17,339
Taxes payable	181
Advances from customers	1,158
Installments	2,227
Other accounts	6,593
Non-current Liabilities	31,204
Borrowings and financing	21,844
Installments	6,462
Other accounts	2,898
Total liabilities assumed	165,668
Net equity acquired	(83,336)
Proforma Adjustment [Member]
IfrsStatementLineItems [Line Items]
Current Assets	133,100
Other assets	133,100
Total assets acquired	133,100
Net equity acquired	133,100
Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Non-current Assets	72,184
Property, plant and equipment	72,184
Total assets acquired	72,184
Net equity acquired	72,184
Total Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current Assets	157,024
Cash and cash equivalents	569
Trade receivables	7,249
Inventories	4,435
Other assets	133,813
Recoverable taxes and contributions	10,958
Non-current Assets	130,592
Recoverable taxes and contributions	38,649
Other assets	1,856
Investments	10
Property, plant and equipment	89,934
Intangibles	143
Total assets acquired	287,616
Current Liabilities	134,464
Borrowings and financing	89,852
Trade payables	17,114
Labor obligations	17,339
Taxes payable	181
Advances from customers	1,158
Installments	2,227
Other accounts	6,593
Non-current Liabilities	31,204
Borrowings and financing	21,844
Installments	6,462
Other accounts	2,898
Total liabilities assumed	165,668
Net equity acquired	R$ 121,948